Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2018	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 14,327	¥ 27,615
Derivative liabilities Fair value	30,220	17,990
Options held
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	237	844
Futures
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	45	182
Derivative liabilities Fair value	1,918	318
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	18	90
Derivative liabilities Fair value	231	15
Variable Annuity and Variable Life Insurance Contracts | Options held
Derivatives, Fair Value [Line Items]
Notional amount	38,813	40,275
Variable Annuity and Variable Life Insurance Contracts | Futures
Derivatives, Fair Value [Line Items]
Notional amount	30,718	38,094
Variable Annuity and Variable Life Insurance Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 10,978	¥ 12,140